Shareholder Fees (INTEGRITY HIGH INCOME FUND)	12 Months Ended
May 01, 2011
Class A, Integrity High Income Fund
Shareholder Fees
Shareholder Fees Column [Text]	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Class C, Integrity High Income Fund
Shareholder Fees
Shareholder Fees Column [Text]	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none